Investments In Associates And Joint Ventures - Additional Information (Detail) S/ in Thousands, $ in Thousands										1 Months Ended								12 Months Ended
	Dec. 04, 2017 USD ($)	Jun. 24, 2017 PEN (S/)	Jun. 24, 2017 USD ($)	Jun. 06, 2017 PEN (S/)	Jun. 06, 2017 USD ($)	Apr. 24, 2017 PEN (S/)	Apr. 24, 2017 USD ($)	Dec. 01, 2016 PEN (S/)	Feb. 01, 2016 PEN (S/)	Apr. 30, 2017 PEN (S/)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 PEN (S/)	Feb. 28, 2017 USD ($)	Feb. 28, 2016 PEN (S/)	Nov. 30, 2015 PEN (S/)	Aug. 31, 2015 PEN (S/)	Jun. 30, 2015	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/) ha	Dec. 31, 2016 USD ($) ha	Dec. 31, 2015 PEN (S/)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 PEN (S/)	Nov. 30, 2015 USD ($)	Dec. 31, 2014 PEN (S/)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investment in associate																		S/ 250,053		S/ 286,403		S/ 490,702				S/ 82,494
Percentage of amount determined by audit firm																		100.00%	100.00%
Value determined by audit firm as payable | $																			$ 2,602,000
Accounts receivable claim | $	$ 400
Claims from fiduciary based activities from capacity as administrator accounts receivable | $	$ 169,300
Impairment of investment | $																					$ 176,900
Discount to long-term account receivable | $																					22,800
Finance update and estimation of costs | $																					199,300
Net loss before taxes																		S/ 328,713		(582,865)		142,346
Percentage of payment to withheld according to contract																		10.00%	10.00%
Share of the profit or loss in associates and joint ventures under the equity method																		S/ 1,327		(589,710)		7,724
Dividends received																		3,758		27,992		59,175
Investments in joint ventures																		18,618		103,356		146,303				S/ 147,069
Compania Operadora de Gas del Amazonas SAC [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Ownership interest in joint venture										51.00%	51.00%
Sale of investment in joint venture										S/ 69,800	$ 21,500
Construction contracts 1 [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Net loss before taxes																		S/ (15,200)
Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of net book value (VCN) of concession's assets																		72.25%	72.25%
Santiago, Chillan, Bulnes, Caravans and Conception [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Contract period																		16 years	16 years
Gasoducto Sur Peruano S A [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Ownership interest in associate															20.00%
Percentage of performance guarantee															21.49%
Performance guarantee required under concession agreement															S/ 882,000										$ 262,500
Percentage of collateral of bridge loan															20.00%
Collateral bridge loan															S/ 2,016,000										600,000
Net loss before taxes																				(1,372,594)		69,191
Cash contributions																				373,900
Provision for financial assets impairment loss																				593,100	176,490
Gasoducto Sur Peruano S A [member] | GSP Bridge Loan [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Guarantee obligation		S/ 433,300	$ 129,000																	433,300	$ 129,000
Gasoducto Sur Peruano S A [member] | Capital Contributions [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investment in associate															S/ 811,000										$ 242,500
Gasoducto Sur Peruano S A [member] | Concession Agreement [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Guarantee obligation		S/ 176,400	$ 52,500
Consorcio Constructor Ductos del Sur [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Ownership interest in associate															29.00%
Promocion inmobiliariadel sur SA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Ownership interest in associate												22.50%	22.50%
Net loss before taxes																				42,281		90,618
Sale of investment in associate												S/ 81,000	$ 25,000
Dividends received																				S/ 3,800		9,800
Promocion inmobiliariadel sur SA [member] | Lurin [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Area of land | ha																				891.08	891.08
Promocion inmobiliariadel sur SA [member] | Punta Hermosa [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Area of land | ha																				2.07	2.07
Concesionaria Chavimochic S.A.C [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investment in associate | $																							$ 647,000
Net loss before taxes																		S/ (43,340)		S/ (2,994)		22,995
Concession effective period																		25 years	25 years
Cash contributions																				15,700
Betchel Vial y Vives Servicios [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																				6,300
GyM S A [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Ownership interest in associate																	82.04%
Share of the profit or loss in associates and joint ventures under the equity method																						17,300
Consorcio G.S.J.V.SCC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																		S/ 1,000		13,100
Constructora SK-VyV Ltda. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																		S/ 2,800		3,300		S/ 41,100
Tecgas N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Net loss before taxes																				S/ (3,209)
Percentage of interest in property						51.00%	51.00%
'Agreed selling price						S/ 69,800	$ 21,500
Cash contribution								S/ 6,900	S/ 8,300
GMD SA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of interest in property				89.19%	89.19%
'Agreed selling price				S/ 269,900	$ 84,700
Adexus S A [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of capital contribution																44.00%
Capital contribution																S/ 44,100
Goodwill acquisition																S/ 20,700
Percentage of additional interest by capitalizing debt														8.00%
Additional interest by capitalizing debt														S/ 8,300
Investments in joint ventures																								S/ 35,900